Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	345,269,582.74	21,111
Yield Supplement Overcollateralization Amount 07/31/24	20,852,419.48	0
Receivables Balance 07/31/24	366,122,002.22	21,111
Principal Payments	15,808,172.43	405
Defaulted Receivables	672,547.59	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	19,508,047.98	0
Pool Balance at 08/31/24	330,133,234.22	20,676

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.26%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,769,278.31	337
Past Due 61-90 days	2,434,059.55	97
Past Due 91-120 days	555,622.02	24
Past Due 121+ days	0.00	0
Total	10,758,959.88	458

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.08%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Delinquency Trigger Occurred	NO

Recoveries	587,405.11
Aggregate Net Losses/(Gains) - August 2024	85,142.48
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.28%
Prior Net Losses/(Gains) Ratio	0.39%
Second Prior Net Losses/(Gains) Ratio	0.39%
Third Prior Net Losses/(Gains) Ratio	0.31%
Four Month Average	0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.46%
Weighted Average Contract Rate, Yield Adjusted	8.36%
Weighted Average Remaining Term	38.29

Flow of Funds	$ Amount
Collections	17,767,829.16
Investment Earnings on Cash Accounts	24,585.20
Servicing Fee	(305,101.67)
Transfer to Collection Account	-
Available Funds	17,487,312.69

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	816,184.92
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	10,220,490.12
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,402,275.08

Total Distributions of Available Funds	17,487,312.69

Servicing Fee	305,101.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	340,353,724.34
Principal Paid	15,136,348.52
Note Balance @ 09/16/24	325,217,375.82

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2a
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2b
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-3
Note Balance @ 08/15/24	206,183,724.34
Principal Paid	15,136,348.52
Note Balance @ 09/16/24	191,047,375.82
Note Factor @ 09/16/24	71.8223217%

Class A-4
Note Balance @ 08/15/24	89,920,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	89,920,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	29,500,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	29,500,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	14,750,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	14,750,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	948,689.09
Total Principal Paid	15,136,348.52
Total Paid	16,085,037.61

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	5.35353%
Coupon	5.92353%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	558,414.25
Principal Paid	15,136,348.52
Total Paid to A-3 Holders	15,694,762.77

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9649288
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.3954540
Total Distribution Amount	16.3603828

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.0993017
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.9035659
Total A-3 Distribution Amount	59.0028676

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	675.23
Noteholders' Principal Distributable Amount	324.77

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	4,915,858.40
Investment Earnings	21,883.52
Investment Earnings Paid	(21,883.52)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,530,955.70	$3,882,632.86	3,720,434.40
Number of Extensions	112	160	154
Ratio of extensions to Beginning of Period Receivables Balance	0.69%	1.01%	0.93%